UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina  27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elliot Bossen
Title:     Managing Member
Phone:     919-969-9300

Signature, Place and Date of Signing:

 /s/ Elliot Bossen        Chapel Hill, North Carolina            11/15/04
 ------------------      -----------------------------         -----------
    [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  101

Form 13F Information Table Value Total:  $1,568,478
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          NONE

                                                                 FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE OF                     VALUE    SHRS OR     SH/  PUT/  INVESTMNT  OTHE   VOTING AUTHORITY
NAME OF ISUER                    CLASS             CUSIP      (X1000)  PRN AMT     PRN  CALL  DISCRETN   MGRS  SOLE     SHARED  NONE
-------------                    -----             -----      -------  -------     ---  ----  --------   ----  ----     ------  ----
ADVANCED MICRO DEVICES INC       Note 4.500% 12/0  007903AF4    1,913    1,000,000 PRN        SOLE       NONE    1,000,000
AFFILIATED MANAGERS GROUP        DBCV 5/0          008252AE8    1,327    1,000,000 PRN        SOLE       NONE    1,000,000
ALPHARMA INC                     Note 3.000% 6/0   020813AD3   24,962   20,000,000 PRN        SOLE       NONE   20,000,000
AMERICAN INTL GROUP INC          DBCV 11/0         026874AP2    1,335    2,000,000 PRN        SOLE       NONE    2,000,000
AMGEN INC                        Note 3/0          031162AE0   27,295   37,000,000 PRN        SOLE       NONE   37,000,000
AMGEN INC                        Com               031162100    1,363       24,000 SH         SOLE       NONE       24,000
AMR CORP                         Note 4.500% 2/1   001765BB1    1,251    2,000,000 PRN        SOLE       NONE    2,000,000
ANIXTER INTL INC                 Note 6/2          035290AC9    1,059    3,000,000 PRN        SOLE       NONE    3,000,000
ANIXTER INTL INC                 Note 7/0          035290AF2    1,310    2,500,000 PRN        SOLE       NONE    2,500,000
ARROW ELECTRS INC                DBCV 2/2          042735AY6   31,914   60,000,000 PRN        SOLE       NONE   60,000,000
BIOMARIN PHARMACEUTICAL INC      NOTE 3.500% 6/1   09061GAB7    2,167    2,500,000 PRN        SOLE       NONE    2,500,000
BOWATER INC                      Com               102183100    2,188       57,300 SH   PUT   SOLE       NONE       57,300
BRISTOL MYERS SQUIBB CO          COM               110122108      828       35,000 SH   CALL  SOLE       NONE       35,000
BRISTOL MYERS SQUIBB CO          DBCV 9/1          110122AN8   42,475   42,500,000 PRN        SOLE       NONE   42,500,000
CELGENE CORP                     Note 1.750% 6/0   151020AC8    6,944    5,000,000 PRN        SOLE       NONE    5,000,000
CEPHALON INC                     Com               156708109      398        8,312 SH         SOLE       NONE        8,312
CEPHALON INC                     Note 2.500% 12/1  156708AE9   38,586   39,575,000 PRN        SOLE       NONE   39,575,000
COMCAST CORP NEW                 ZONES 0/2% PCS    200300507  119,734    2,791,000 PRN        SOLE       NONE    2,791,000
COMMONWEALTH TEL ENTERPRISES     Note 3.250% 7/1   203349AB1    6,097    6,000,000 PRN        SOLE       NONE    6,000,000
CRESCENT REAL ESTATE EQUITIE     PFD CV A 6.75%    225756204      742       35,000 PRN        SOLE       NONE       35,000
DDI CORP                         Com Par $.001     233162304    1,924      379,475 SH         SOLE       NONE      379,475
DEVON ENERGY CORP NEW            DBCV 6/2          25179MAD5    1,116    2,000,000 PRN        SOLE       NONE    2,000,000
DIAMOND OFFSHORE DRILLING IN     DBCV 1.500% 4/1   25271CAE2    1,000    1,000,000 PRN        SOLE       NONE    1,000,000
DUPONT PHOTOMASKS INC            Note 1.250% 5/1   26613XAE1    1,438    1,500,000 PRN        SOLE       NONE    1,500,000
EMULEX CORP                      Com New           292475209    7,111      617,272 SH         SOLE       NONE      617,272
EXPRESSJET HOLDINGS INC          Note 4.250% 8/0   30218UAB4    4,540    5,000,000 PRN        SOLE       NONE    5,000,000
FAIR ISAAC CORP                  Note 1.50% 8/1    303250AB0    1,986    2,000,000 PRN        SOLE       NONE    2,000,000
FAIRCHILD SEMICONDUCTOR CORP     Note 5.000% 11/0  303727AJ0    1,984    2,000,000 PRN        SOLE       NONE    2,000,000
FINISAR                          Note 2.500% 10/1  31787AAF8    4,029    5,100,000 PRN        SOLE       NONE    5,100,000
FRANKLIN RES INC                 Note 5/1          354613AC5    4,742    7,500,000 PRN        SOLE       NONE    7,500,000
GAP INC DEL                      Note 5.750% 3/1   364760AJ7    2,452    2,000,000 PRN        SOLE       NONE    2,000,000
GENERAL MLS INC                  DBCV 10/2         370334AU8  147,273  210,000,000 PRN        SOLE       NONE  210,000,000
GENERAL MTRS CORP                DEB SR CONV A     370442741    1,016       40,000 PRN        SOLE       NONE       40,000
GENERAL MTRS CORP                DEB SR CONV B     370442733   23,432      980,000 PRN        SOLE       NONE      980,000
GOODYEAR TIRE & RUMR CO          Com               382550101      648       60,300 SH         SOLE       NONE       60,300
GREY WOLF INC                    Note 3.750% 5/0   397888AD0    8,128    8,000,000 PRN        SOLE       NONE    8,000,000
HALLIBURTON CO                   Note 3.125% 7/1   406216AM3    2,282    2,000,000 PRN        SOLE       NONE    2,000,000
HEALTH MGMT ASSOC INC NEW        Note 1.500% 8/1   421933AF9    2,064    2,000,000 PRN        SOLE       NONE    2,000,000
HUMAN GENOME SCIENCES INC        Com               444903108      109       10,000 SH         SOLE       NONE       10,000
ICOS CORP                        Note 2.000% 7/0   449295AB0   14,204   17,000,000 PRN        SOLE       NONE   17,000,000
IDEC PHARMACEUTICALS CORP        Note 4/2          449370AE5    2,559    4,000,000 PRN        SOLE       NONE    4,000,000
INCYTE CORP                      NOTE 5.500% 2/0   45337CAC6    2,600    2,600,000 PRN        SOLE       NONE    2,600,000
INSPIRE PHARMACEUTICALS INC      Com               457733103    5,034      320,000 SH         SOLE       NONE      320,000
INTEGRA LIFESCIENCES HLDGS C     NOTE 2.500% 3/1   457985AB5    9,235    8,000,000 PRN        SOLE       NONE    8,000,000
INTL PAPER CO                    DBCV 6/2          460146BM4   61,889  112,098,000 PRN        SOLE       NONE  112,098,000
INTERNATIONAL RECTIFIER CORP     NOTE 4.250% 7/1   460254AE5   18,223   18,500,000 PRN        SOLE       NONE   18,500,000
INVITROGEN CORP                  NOTE 2.000% 8/0   46185RAF7    2,198    2,000,000 PRN        SOLE       NONE    2,000,000
INVITROGEN CORP                  NOTE 2.250% 12/1  46185RAD2    6,487    6,600,000 PRN        SOLE       NONE    6,600,000
IVAX CORP                        NOTE 4.500% 5/1   465823AG7    2,001    2,000,000 PRN        SOLE       NONE    2,000,000
ALZA CORP                        SDCV 7/2          02261WAB5    1,554    2,000,000 PRN        SOLE       NONE    2,000,000
KERR MCGEE CORP                  SDCV 5.250% 2/1   492386AP2    7,514    7,000,000 PRN        SOLE       NONE    7,000,000
LABORATORY CORP AMER HLDGS       NOTE 9/1          50540RAC6   14,762   20,000,000 PRN        SOLE       NONE   20,000,000
LANDAMERICA FINL GROUP INC       DBCV 3.125% 11/1  514936AB9    7,354    7,500,000 PRN        SOLE       NONE    7,500,000
LATTICE SEMICONDUCTOR CORP       NOTE 7/0          518415AE4   10,395   12,500,000 PRN        SOLE       NONE   12,500,000
LEVEL 3 COMMUNICATIONS INC       NOTE 6.000% 3/1   52729NAS9      542    1,050,000 PRN        SOLE       NONE    1,050,000
LIBERTY MEDIA CORP               DEB 0.750% 3/3    530718AF2   77,048   71,500,000 PRN        SOLE       NONE   71,500,000
LOCKHEED MARTIN CORP             DBCV 8/1          539830AP4   64,335   62,250,000 PRN        SOLE       NONE   62,250,000
LUCENT TECHNOLOGIES INC          COM               549463107       67       21,000 SH         SOLE       NONE       21,000
MASCO CORP                       NOTE 7/2          574599AW6   95,004  195,000,000 PRN        SOLE       NONE  195,000,000
MCI INC                          COM               552691107    1,678      100,204 SH         SOLE       NONE      100,204
MEDICS PHARMACEUTICAL CORP       NOTE 1.500% 6/0   584690AB7    2,349    2,000,000 PRN        SOLE       NONE    2,000,000
MEDTRONIC INC                    DBCV 1.250% 9/1   585055AB2   65,715   64,000,000 PRN        SOLE       NONE   64,000,000
MERRILL LYNCH & CO INC           COM               590188108      746       15,000 SH         SOLE       NONE       15,000
MERRILL LYNCH & CO INC           COM               590188109   11,933      240,000 SH   PUT   SOLE       NONE      240,000
MERRILL LYNCH & CO INC           FRNT 3/1          590188A73   21,645   21,688,000 PRN        SOLE       NONE   21,688,000
MERRILL LYNCH & CO INC           NOTE 5/2          590188A65   11,573   21,000,000 PRN        SOLE       NONE   21,000,000
NASDAQ 100 TR                    COM               631100104      351       10,000 SH   CALL  SOLE       NONE       10,000
NEWS AMER INC                    NOTE 2/2          652482AZ3   33,483   58,245,000 PRN        SOLE       NONE   58,245,000
NEXTEL COMMUNICATIONS INC        NOTE 5/250% 1/1   65332VAY9   37,294   37,500,000 PRN        SOLE       NONE   37,500,000
NII HOLDINGS                     NOTE 3.500% 9/1   62913FAD4    5,179    3,000,000 PRN        SOLE       NONE    3,000,000
OMNICOM GROUP INC                NOTE 6/1          681919AP1    7,297    7,500,000 PRN        SOLE       NONE    7,500,000
OMNICOM GROUP INC                NOTE 7/3          681919AM8   69,499   70,500,000 PRN        SOLE       NONE   70,500,000
OMNICOM GROUP INC                NOTE 2/0          681919AK2   99,810  100,000,000 PRN        SOLE       NONE  100,000,000
PENNY J C INC                    NOTE 5.000% 10/1  708160BV7    2,481    2,000,000 PRN        SOLE       NONE    2,000,000
PHOTRONICS INC                   NOTE 2.250% 4/1   719405AE2    9,705    7,500,000 PRN        SOLE       NONE    7,500,000
PRIMUS TELECOMMUNICATIONS GR     MTG 3.750% 9/1    741929AN3    3,964    7,000,000 PRN        SOLE       NONE    7,000,000
PROVIDIAN FINL CORP              NOTE 2/1          74406AAB8   34,911   68,000,000 PRN        SOLE       NONE   68,000,000
PROVIDIAN FINL CORP              NOTE 2/750% 3/1   74406AAD4   27,460   23,500,000 PRN        SOLE       NONE   23,500,000
QLT INC                          NOTE 3.000% 9/1   746927AB8    9,774    7,900,000 PRN        SOLE       NONE    7,900,000
RADIAN GROUP INC                 DBCV 2.250% 1/0   750236AF8    5,056    5,000,000 PRN        SOLE       NONE    5,000,000
SCHERING PLOUGH CORP             PFD CONV MAND     806605606    2,648       50,000 SH         SOLE       NONE       50,000
SOLECTRON CORP                   COM               834182107    1,507      304,400 SH         SOLE       NONE      304,400
SONY CORP                        ADR NEW           835699307    4,578  500,000,000 PRN        SOLE       NONE  500,000,000
SPDR TR                          UNIT SER 1        78462F103    2,459       22,000 SH         SOLE       NONE       22,000
SPX CORP                         NOTE 2/0          784635AD6   37,746   60,000,000 PRN        SOLE       NONE   60,000,000
STARWOOD HOTELS & RESORTS WRLD   NOTE 3.500% 5/1   85590AAJ3    9,806    9,000,000 PRN        SOLE       NONE    9,000,000
STATS CHIPPAC LTD                SPONSORED ADR     85771T104      167      254,000 SH         SOLE       NONE      254,000
STEEL DYNAMICS                   NOTE 4.000% 12/1  858119AE0    2,180    2,000,000 PRN        SOLE       NONE    2,000,000
SUPERVALU INC                    NOTE 11/0         868536AP8    7,253   22,000,000 PRN        SOLE       NONE   22,000,000
SYMANTEC CORP                    NOTE 3.000% 11/0  871503AB4   22,532    7,000,000 PRN        SOLE       NONE    7,000,000
TECH DATA COPR                   SDCV 2.000% 12/1  878237AC0   20,449   20,500,000 PRN        SOLE       NONE   20,500,000
TEVA PHARMACEUTICAL FINL II L    DBCV 0.5000% 2/0  88164RAA5    6,707    7,000,000 PRN        SOLE       NONE    7,000,000
TJX COS INC                      NOTE 2/1          872540AL3   23,050   28,058,000 PRN        SOLE       NONE   28,058,000
TRANSKARYOTIC THERAPIES INC      NOTE 1.250% 5/1   893735AA8    1,138    1,000,000 PRN        SOLE       NONE    1,000,000
TRIARC COS INC                   NOTE 5.000% 5/1   895927AD3      545      525,000 PRN        SOLE       NONE      525,000
TXU CORP                         COM               873168108      225        4,700 SH         SOLE       NONE        4,700
VIROPHARMA                       NOTE 6.00% 3/0    928241AC2      913    1,250,000 PRN        SOLE       NONE    1,250,000
WEATHERFORD INTL INC             DBCV 6/3          947074AB6    5,456    8,500,000 PRN        SOLE       NONE    8,500,000
WELLS FARGO & CO                 DBCV 5/0          949746FA4    9,925   10,000,000 PRN        SOLE       NONE   10,000,000
XCEL ENERGY INC                  NOTE 7.500% 7/6   98389BAB6   12,034    8,000,000 PRN        SOLE       NONE    8,000,000
XEROX CORP                       COM               984121103    1,091       77,500 SH   PUT   SOLE       NONE       77,500





04098.0001 #525906